Consolidated Schedule of Investments
January 31, 2022
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–31.29%
U.S. Treasury Bills–10.72%(a)
U.S. Treasury Bills	0.10%	05/26/2022	$ 78,000	$ 77,935,780
U.S. Treasury Bills	0.13%	06/09/2022	77,900	77,815,453
				155,751,233
U.S. Treasury Floating Rate Notes–20.57%(b)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)	0.35%	04/30/2022	101,100	101,139,542
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)	0.30%	07/31/2022	101,600	101,656,117
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)	0.19%	01/31/2024	96,200	96,228,860
				299,024,519
Total U.S. Treasury Securities (Cost $454,769,688)				454,775,752
		Expiration Date
Commodity-Linked Securities–10.00%
Barclays Bank PLC (United Kingdom), U.S. Federal Funds Effective Rate minus 0.06% (linked to the Barclays Gold Nearby Total Return Index, multiplied by 2.5)(c)		11/21/2022	20,000	19,819,855
Barclays PLC (United Kingdom), U.S. Federal Funds Effective Rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3)(c)(d)		12/16/2022	10,000	10,993,346
Barclays PLC (United Kingdom), U.S. Federal Funds Effective Rate minus 0.06% (linked to the Barclays Copper Roll Yield Total Return Index, multiplied by 2)(c)		12/16/2022	17,500	17,032,962
Canadian Imperial Bank of Commerce (Canada), U.S. Federal Funds Effective Rate minus 0.02% (linked to the Canadian Imperial Bank of Commerce Custom 27 Excess Return Index)(c)(e)		08/26/2022	25,100	36,647,457
Citigroup Global Markets Holdings, Inc., 1 month USD LIBOR minus 0.03% (linked to the S&P GSCI Gold Excess Return Index, multiplied by 2.5)(c)		10/27/2022	36,000	38,039,581
Societe Generale S.A. (France), U.S. Federal Funds Effective Rate minus 0.02% (linked to the Societe Generale Soybean Meal Index, multiplied by 2)(c)		12/22/2022	17,500	22,715,422
Total Commodity-Linked Securities (Cost $126,100,000)				145,248,623
			Shares
Money Market Funds–53.63%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g)			177,197,944	177,197,944
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(f)(g)			125,568,907	125,581,464
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio (Ireland), Institutional Class, 0.01%(f)(g)			274,143,078	274,143,078
Invesco Treasury Portfolio, Institutional Class, 0.01%(f)(g)			202,511,936	202,511,936
Total Money Market Funds (Cost $779,463,933)				779,434,422
TOTAL INVESTMENTS IN SECURITIES–94.92% (Cost $1,360,333,621)				1,379,458,797
OTHER ASSETS LESS LIABILITIES–5.08%				73,886,129
NET ASSETS–100.00%				$1,453,344,926
Investment Abbreviations:
LIBOR	– London Interbank Offered Rate
USD	– U.S. Dollar
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Consolidated Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2022 was $145,248,623, which represented 10.00% of the Fund’s Net Assets.
(d)	Barclays Diversified Energy-Metals Total Return Index - a basket of indices that provide exposure to various components of the energy and metals markets. The underlying commodities comprising the indices are: Brent Crude Oil, Copper, Gasoil, Gold, Silver, Unleaded Gasoline, and WTI Crude Oil.
(e)	Canadian Imperial Bank of Commerce Custom 27 Excess Return Index – a basket of indices that provide exposure to various components of energy and metals markets. The underlying commodities comprising the indices are: Brent Crude Oil, British Gas Oil, Gold, LME Copper, Silver, Unleaded Gasoline and WTI Crude Oil.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$219,699,971	$59,551,199	$(102,053,226)	$-	$-	$177,197,944	$12,559
Invesco Liquid Assets Portfolio, Institutional Class	155,968,493	42,536,571	(72,895,163)	(14,611)	(13,826)	125,581,464	4,428
Invesco STIC (Global Series) PLC, U.S. Dollar Liquidity Portfolio, Institutional Class	317,059,908	311,450,233	(354,367,063)	-	-	274,143,078	7,151
Invesco Treasury Portfolio, Institutional Class	251,085,682	68,058,514	(116,632,260)	-	-	202,511,936	5,660
Total	$943,814,054	$481,596,517	$(645,947,712)	$(14,611)	$(13,826)	$779,434,422	$29,798

(g)	The rate shown is the 7-day SEC standardized yield as of January 31, 2022.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Coffee ’C’	669	March-2022	$58,980,713	$3,602,065	$3,602,065
Cotton No. 2	1,020	March-2022	65,060,700	7,042,645	7,042,645
Gasoline Reformulated Blendstock Oxygenate Blending	771	February-2022	82,716,581	3,484,311	3,484,311
Lean Hogs	75	April-2022	2,871,000	262,015	262,015
LME Nickel	215	April-2022	28,906,320	1,794,369	1,794,369
Soybeans	1,347	July-2022	100,519,875	15,952,652	15,952,652
Wheat	25	July-2022	950,625	(33,642)	(33,642)
Subtotal—Long Futures Contracts				32,104,415	32,104,415
Short Futures Contracts
Commodity Risk
Corn	27	July-2022	(835,988)	(28,619)	(28,619)
Natural Gas	603	November-2022	(29,999,250)	(5,314,960)	(5,314,960)
Subtotal—Short Futures Contracts				(5,343,579)	(5,343,579)
Total Futures Contracts				$26,760,836	$26,760,836

(a)	Futures contracts collateralized by $25,314,730 cash held with Goldman Sachs & Co., the futures commission merchant.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays Corn Seasonal Excess Return Index	0.38%	Monthly	221,000	December—2022	USD	7,430,661	$—	$283,410	$283,410
Barclays Bank PLC	Receive	Barclays Heating Oil Roll Yield Excess Return Index	0.37	Monthly	10,000	November—2022	USD	2,648,126	—	91,214	91,214
Barclays Bank PLC	Receive	Barclays Live Cattle Roll Yield Excess Return Index	0.47	Monthly	29,500	December—2022	USD	3,234,174	—	47,185	47,185
Barclays Bank PLC	Receive	Barclays Soybean Meal S2 Nearby Excess Return Index	0.30	Monthly	11,500	December—2022	USD	11,168,887	—	824,567	824,567
Barclays Bank PLC	Receive	Barclays Soybean Meal Seasonal Index Excess Return	0.52	Monthly	10,200	October—2022	USD	11,627,184	—	804,454	804,454
Barclays Bank PLC	Receive	Barclays WTI Crude Roll Yield Excess Return Index	0.35	Monthly	222,200	November—2022	USD	83,481,429	—	1,360,353	1,360,353
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CO Index	0.25	Monthly	74,900	August—2022	USD	33,927,326	—	3,419,537	3,419,537
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce LME Copper Standard Roll Excess Return Index	0.06	Monthly	17,300	April—2022	USD	9,516,765	—	191,502	191,502
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Silver Index	0.10	Monthly	209,500	February—2022	USD	24,480,745	—	449,650	449,650
Goldman Sachs International	Receive	Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index	0.37	Monthly	46,200	December—2022	USD	10,138,696	—	55,329	55,329
Goldman Sachs International	Receive	Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index	0.45	Monthly	362,000	December—2022	USD	22,938,771	—	2,480,782	2,480,782
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	40,000	March—2022	USD	9,590,932	—	459,680	459,680
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Aluminum type A Excess Return Index	0.14	Monthly	160,000	January—2023	USD	13,328,464	—	298,960	298,960
Merrill Lynch International	Pay	Merrill Lynch Gold Excess Return Index	0.00	Monthly	237,000	February—2022	USD	49,146,358	—	0	0
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Merrill Lynch International	Pay	MLCX2CCER Excess Return Index	0.00%	Monthly	1,189,000	December—2022	USD	67,966,569	$—	$0	$0
Merrill Lynch International	Receive	Merrill Lynch Gold Excess Return Index	0.14	Monthly	216,200	February—2022	USD	44,833,091	—	0	0
Merrill Lynch International	Receive	Merrill Lynch Soybean Meal Index	0.30	Monthly	44,800	February—2022	USD	33,972,893	—	0	0
Merrill Lynch International	Receive	MLCI3LXE Excess Return Index	0.18	Monthly	50,000	January—2023	USD	10,395,580	—	0	0
Merrill Lynch International	Receive	MLCIRXB6 Excess Return Index	0.21	Monthly	204,500	February—2022	USD	28,079,241	—	0	0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	74,250	February—2022	USD	65,226,932	—	0	0
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2WH0 Index	0.05	Monthly	48,200	May—2022	USD	16,691,896	—	168,223	168,223
Morgan Stanley Capital Services LLC	Receive	Morgan Stanley Soybean Oil Dynamic Roll Index	0.30	Monthly	137,400	April—2022	USD	33,871,271	—	2,649,251	2,649,251
Royal Bank of Canada	Receive	RBC Enhanced Brent Crude Oil 01 Excess Return Index	0.35	Monthly	139,600	December—2022	USD	62,476,109	—	0	0
Royal Bank of Canada	Receive	RBC Gold E0 Excess Return Index	0.09	Monthly	110,800	January—2023	USD	47,474,398	—	0	0
UBS AG	Receive	UBS Modified Roll Select Heating Oil Strategy	0.30	Monthly	285,000	December—2022	USD	19,800,290	27,539	3,123,087	3,095,548
Subtotal — Appreciation									27,539	16,707,184	16,679,645
Commodity Risk
Barclays Bank PLC	Receive	Barclays Coffee Roll Yield Excess Return Index	0.45	Monthly	47,000	December—2022	USD	2,940,118	—	(48,278)	(48,278)
Canadian Imperial Bank of Commerce	Pay	Canadian Imperial Bank of Commerce Natural Gas Standard Roll Excess Return Index	0.10	Monthly	183,000	February—2022	USD	7,058,109	—	(1,688,578)	(1,688,578)
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.30	Monthly	550,000	February—2022	USD	64,676,040	—	(1,592,745)	(1,592,745)
Goldman Sachs International	Receive	S&P GSCI Soybean Meal Excess Return Index	0.42	Monthly	29,500	December—2022	USD	34,468,744	—	(494,744)	(494,744)
J.P. Morgan Chase Bank, N.A.	Receive	S&P GSCI Gold Index Excess Return	0.09	Monthly	479,500	March—2022	USD	65,134,225	—	(1,688,224)	(1,688,224)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Nickel type A Excess Return Index	0.17%	Monthly	102,000	February—2022	USD	14,510,143	$—	$(89,842)	$(89,842)
Macquarie Bank Ltd.	Receive	Macquarie Aluminium Dynamic Selection Index	0.30	Monthly	1,736,000	February—2022	USD	121,882,477	—	(2,801,210)	(2,801,210)
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Silver type A Excess Return Index	0.16	Monthly	428,000	February—2022	USD	106,183,076	—	(6,678,683)	(6,678,683)
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2KW0 Index	0.05	Monthly	66,500	December—2022	USD	16,292,041	—	(179,204)	(179,204)
Morgan Stanley Capital Services LLC	Pay	Morgan Stanley MSCY2SY0 Index	0.05	Monthly	20,200	December—2022	USD	10,950,963	—	(1,039,789)	(1,039,789)
Subtotal — Depreciation									—	(16,301,297)	(16,301,297)
Total — Total Return Swap Agreements									$27,539	$405,887	$378,348

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $8,880,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays Corn Seasonal Excess Return Index
	Long Futures Contracts
	Corn	100.00%
Barclays Heating Oil Roll Yield Excess Return Index
	Long Futures Contracts
	Heating Oil	100.00%
Barclays Live Cattle Roll Yield Excess Return Index
	Long Futures Contracts
	Live Cattle	100.00%
Barclays Soybean Meal S2 Nearby Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
Barclays Soybeans Seasonal Excess Return Index
	Long Futures Contracts
	Soybeans	100.00%
Barclays WTI Crude Roll Yield Excess Return Index
	Long Futures Contracts
	WTI Crude	100.00%
BNP Paribas Commodity Daily Dynamic Curve CO Index
	Long Futures Contracts
	Brent Crude	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Canadian Imperial Bank of Commerce LME Copper Standard Roll Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Canadian Imperial Bank of Commerce Silver Index
	Long Futures Contracts
	Silver	100.00%
Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index
	Long Futures Contracts
	Sugar	100.00%
Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index
	Long Futures Contracts
	Cotton	100.00%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100.00%
Macquarie Single Commodity Aluminum type A Excess Return Index
	Long Futures Contracts
	Aluminum	100.00%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100.00%
Merrill Lynch Soybean Meal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100.00%
MLCIRXB6 Excess Return Index
	Long Futures Contracts
	Unleaded Gasoline	100.00%
MLCX2CCER Excess Return Index
	Long Futures Contracts
	Cocoa	100.00%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100.00%
Morgan Stanley MSCY2WH0 Index
	Long Futures Contracts
	Wheat	100.00%
Morgan Stanley Soybean Oil Dynamic Roll Index
	Long Futures Contracts
	Soybean Oil	100.00%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
UBS Modified Roll Select Heating Oil Strategy
	Long Futures Contracts
	Heating Oil	100.00%
Barclays Coffee Roll Yield Excess Return Index
	Long Futures Contracts
	Coffee	100.00%
Canadian Imperial Bank of Commerce Natural Gas Standard Roll Excess Return Index
	Long Futures Contracts
	Natural Gas	100.00%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100.00%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100.00%
Macquarie Aluminum Dynamic Selection Index
	Long Futures Contracts
	Aluminum	100.00%
Macquarie Single Commodity Nickel type A Excess Return Index
	Long Futures Contracts
	Nickel	100.00%
Macquarie Single Commodity Silver type A Excess Return Index
	Long Futures Contracts
	Silver	100.00%
Morgan Stanley MSCY2KW0 Index
	Long Futures Contracts
	Kansas Wheat	100.00%
Morgan Stanley MSCY2SY0 Index
	Long Futures Contracts
	Soybeans	100.00%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$454,775,752	$—	$454,775,752
Commodity-Linked Securities	—	145,248,623	—	145,248,623
Money Market Funds	779,434,422	—	—	779,434,422
Total Investments in Securities	779,434,422	600,024,375	—	1,379,458,797
Other Investments - Assets*
Futures Contracts	32,138,057	—	—	32,138,057
Swap Agreements	—	16,679,645	—	16,679,645
	32,138,057	16,679,645	—	48,817,702
Other Investments - Liabilities*
Futures Contracts	(5,377,221)	—	—	(5,377,221)
Swap Agreements	—	(16,301,297)	—	(16,301,297)
	(5,377,221)	(16,301,297)	—	(21,678,518)
Total Other Investments	26,760,836	378,348	—	27,139,184
Total Investments	$806,195,258	$600,402,723	$—	$1,406,597,981

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Commodity Strategy Fund